ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)		$ (9)		$ 20
Investment Security Gains [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	[1]	2		(31)
Net Impairment Losses Recognized in Earnings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	[1]	(14)
Income Tax Expense Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	[1]	3		(11)
Net Of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	[1]	$ (9)		$ (20)

[1]	Amounts in parenthesis indicate expenses and other amounts indicate income.